CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Jun. 26, 2019		Jun. 27, 2018	Jun. 28, 2017
Revenues
Revenues		$ 3,217.9		$ 3,135.4	$ 3,150.8
Total revenues		3,217.9		3,135.4	3,150.8
Operating costs and expenses
Cost of sales		823.0		796.0	791.3
Restaurant labor		1,059.7		1,033.9	1,017.9
Restaurant expenses (Note 1)		812.3		757.5	773.5
Company restaurant expenses	[1]	2,695.0		2,587.4	2,582.7
Depreciation and amortization		147.6		151.4	156.4
General and administrative		149.1		136.0	132.8
Other (gains) and charges		(4.5)	[2]	34.5	22.7
Total operating costs and expenses		2,987.2		2,909.3	2,894.6
Operating income		230.7		226.1	256.2
Interest expense		61.6		59.0	49.6
Other (income), net		(2.7)		(3.1)	(1.9)
Income before provision for income taxes		171.8		170.2	208.5
Provision for income taxes		16.9		44.3	57.7
Net income		$ 154.9		$ 125.9	$ 150.8
Basic net income per share:
Basic net income per share		$ 4.04		$ 2.75	$ 2.98
Diluted net income per share:
Diluted net income per share		$ 3.96		$ 2.72	$ 2.94
Basic weighted average shares outstanding		38.3		45.7	50.6
Diluted weighted average shares outstanding		39.1		46.3	51.2
Other comprehensive income (loss)
Foreign currency translation adjustment		$ 0.2		$ 0.2	$ (0.3)
Other comprehensive income (loss)		0.2		0.2	(0.3)
Comprehensive income		155.1		126.1	150.5
Company sales [Member]
Revenues
Revenues, from contract with customer, excluding assessed tax		3,106.2
Revenues				3,041.5	3,062.5
Total revenues				3,041.5	3,062.5
Franchise and other revenues [Member]
Revenues
Revenues, from contract with customer, excluding assessed tax		$ 111.7
Revenues				93.9	88.3
Total revenues				$ 93.9	$ 88.3

[1]
Company restaurant expenses includes Cost of sales, Restaurant labor and Restaurant expenses, including advertising. With the adoption of ASC 606, for the fiscal year ended June 26, 2019, advertising contributions received from Chili’s franchisees are recorded as Franchise fees and other revenues within Total revenues, which differs from the fiscal years ended June 27, 2018 and June 28, 2017 that includes Chili’s franchise advertising contributions recorded on a net basis within Company restaurant expenses.

[2]
During the fiscal year ended June 26, 2019 we completed sale leaseback transactions of 151 Chili’s restaurant properties, and one Maggiano’s property. As part of this transaction, we sold the related restaurant fixed assets, net of accumulated depreciation, totaling $185.3 million. Additionally, Chili’s recognized $26.8 million, and Maggiano’s recognized $0.5 million of net gain on the sale, that consists of the immediate gain recognized upon sale, a certain portion of the deferred gain, partially offset by related transaction costs incurred in Other (gains) and charges in the Consolidated Statements of Comprehensive Income. Refer to Note 3 - Sale Leaseback Transactions for further details.